Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,158,300.62
Total Fee Amount	298.06
Total Offset Amount	0.00
Net Fee	$ 298.06
Offering Table N/A
Offset Table N/A	N/A